Variable Interest Entity (Details) - Schedule of Aggregate Carrying Value of Vies’ Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets	$ 24,352	$ 61,630
Liabilities	3,558	86,306
Net Assets/ (Liabilities)	20,794	(24,676)
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Assets		472,695
Liabilities
Net Assets/ (Liabilities)		472,695
Maximum Exposure to Losses		$ 472,695